UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.7%
Honeywell International, Inc.	83,731	$9,740,427
United Technologies Corp.	140,204	15,092,961

		$24,833,388

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	54,933	$3,824,435

		$3,824,435

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)	123,498	$3,540,688

		$3,540,688

Banks — 12.6%
Citigroup, Inc.	212,509	$9,310,019
JPMorgan Chase & Co.	375,000	23,988,750
KeyCorp	689,553	8,067,770
PNC Financial Services Group, Inc. (The)	166,379	13,751,225
U.S. Bancorp	268,850	11,337,405
Wells Fargo & Co.	386,390	18,535,128

		$84,990,297

Biotechnology — 0.4%
Gilead Sciences, Inc.	33,749	$2,682,033

		$2,682,033

Capital Markets — 3.0%
Ameriprise Financial, Inc.	62,476	$5,987,700
Charles Schwab Corp. (The)	372,287	10,580,397
Goldman Sachs Group, Inc. (The)	22,682	3,602,128

		$20,170,225

Chemicals — 0.8%
PPG Industries, Inc.	49,830	$5,217,699

		$5,217,699

Consumer Finance — 0.6%
American Express Co.	59,190	$3,815,387

		$3,815,387

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	175,553	$9,727,392

		$9,727,392

Electric Utilities — 4.9%
NextEra Energy, Inc.	162,537	$20,851,872
PG&E Corp.	187,333	11,978,072

		$32,829,944

Electrical Equipment — 1.0%
Hubbell, Inc.	28,623	$3,086,418
Rockwell Automation, Inc.	33,916	3,879,991

		$6,966,409

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	98,594	$7,938,789

		$7,938,789

Security	Shares	Value
Food & Staples Retailing — 3.2%
CVS Health Corp.	78,378	$7,267,208
Kroger Co. (The)	423,727	14,487,226

		$21,754,434

Food Products — 3.2%
Kellogg Co.	130,339	$10,780,339
Nestle SA	138,900	11,130,414

		$21,910,753

Health Care Equipment & Supplies — 3.2%
Medtronic PLC	152,957	$13,403,622
Stryker Corp.	58,093	6,755,054
Zimmer Biomet Holdings, Inc.	12,724	1,668,625

		$21,827,301

Health Care Providers & Services — 3.7%
McKesson Corp.	64,966	$12,639,785
UnitedHealth Group, Inc.	87,234	12,491,909

		$25,131,694

Household Durables — 0.7%
Whirlpool Corp.	23,765	$4,571,435

		$4,571,435

Industrial Conglomerates — 5.6%
General Electric Co.	1,203,237	$37,468,800

		$37,468,800

Insurance — 4.2%
Aflac, Inc.	93,525	$6,759,987
Alleghany Corp.(1)	10,617	5,770,339
Prudential Financial, Inc.	113,882	8,574,176
Travelers Cos., Inc. (The)	64,030	7,441,567

		$28,546,069

Internet Software & Services — 3.1%
Alphabet, Inc., Class A(1)	9,850	$7,794,699
Alphabet, Inc., Class C(1)	9,877	7,593,339
eBay, Inc.(1)	173,316	5,400,526

		$20,788,564

IT Services — 0.6%
Visa, Inc., Class A	51,621	$4,029,019

		$4,029,019

Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	103,433	$16,429,298

		$16,429,298

Media — 0.4%
Walt Disney Co. (The)	27,847	$2,671,920

		$2,671,920

Multi-Utilities — 2.7%
Sempra Energy	162,537	$18,184,640

		$18,184,640

Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	182,680	$18,721,046
ConocoPhillips	37,140	1,516,055
EOG Resources, Inc.	125,646	10,265,278
Exxon Mobil Corp.	249,154	22,162,248
Occidental Petroleum Corp.	182,248	13,619,393
Phillips 66	113,827	8,657,682

		$74,941,702

Security	Shares	Value
Pharmaceuticals — 7.0%
Eli Lilly & Co.	128,396	$10,642,745
Johnson & Johnson	151,536	18,976,853
Merck & Co., Inc.	196,094	11,502,874
Teva Pharmaceutical Industries, Ltd. ADR	110,794	5,927,479

		$47,049,951

Real Estate Investment Trusts (REITs) — 7.3%
AvalonBay Communities, Inc.	53,955	$10,016,746
Boston Properties, Inc.	59,105	8,400,594
Equity Residential	269,490	18,322,625
Simon Property Group, Inc.	54,180	12,301,027

		$49,040,992

Road & Rail — 0.8%
Union Pacific Corp.	54,746	$5,094,115

		$5,094,115

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	423,628	$14,767,672

		$14,767,672

Software — 1.5%
Microsoft Corp.	120,750	$6,844,110
Oracle Corp.	83,514	3,427,415

		$10,271,525

Specialty Retail — 1.8%
Home Depot, Inc. (The)	88,360	$12,214,886

		$12,214,886

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	15,702	$1,636,305

		$1,636,305

Tobacco — 4.1%
Altria Group, Inc.	173,789	$11,765,515
Reynolds American, Inc.	320,080	16,023,205

		$27,788,720

Total Common Stocks (identified cost $399,459,095)		$672,656,481

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$986	$986,283

Total Short-Term Investments (identified cost $986,283)		$986,283

Total Investments — 99.9% (identified cost $400,445,378)		$673,642,764

Other Assets, Less Liabilities — 0.1%		$926,313

Net Assets — 100.0%		$674,569,077

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended July 31, 2016, the Fund held interests in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invested in high quality, U.S. dollar denominated money market instruments and was liquidated prior to December 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) for the fiscal year to date ended July 31, 2016 was $404.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $17,698.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,324,118

Gross unrealized appreciation	$271,365,042
Gross unrealized depreciation	(46,396)

Net unrealized appreciation	$271,318,646

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$22,998,929	$—		$—	$22,998,929
Consumer Staples	60,323,493	11,130,414		—	71,453,907
Energy	82,880,491	—		—	82,880,491
Financials	186,562,970	—		—	186,562,970
Health Care	113,120,277	—		—	113,120,277
Industrials	78,187,147	—		—	78,187,147
Information Technology	51,493,085	—		—	51,493,085
Materials	5,217,699	—		—	5,217,699
Telecommunication Services	9,727,392	—		—	9,727,392
Utilities	51,014,584	—		—	51,014,584
Total Common Stocks	$661,526,067	$11,130,414	*	$—	$672,656,481
Short-Term Investments	$—	$986,283		$—	$986,283
Total Investments	$661,526,067	$12,116,697		$—	$673,642,764

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016